Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2021 and 2020.

	At March 31,
	2021	2020
	(In millions)
Loan commitments	¥71,677,806	¥62,151,698
Financial guarantees and other credit-related contingent liabilities	9,872,696	9,204,996

Total	¥81,550,502	¥71,356,694